Apr. 29, 2022
TOUCHSTONE STRATEGIC TRUST | Touchstone Anti-Benchmark US Core Equity Fund
TOUCHSTONE ANTI-BENCHMARK® US CORE EQUITY FUND
The Fund’s Investment Goal
The Touchstone Anti-Benchmark® US Core Equity Fund (formerly, the Touchstone Dynamic Equity Fund) (the “Fund”) seeks capital appreciation.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in Touchstone funds. More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 37 and 50, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class Y	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None	None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%	0.35%	0.35%	0.35%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.69%	1.09%	0.50%	0.37%
Total Annual Fund Operating Expenses	1.29%	2.44%	0.85%	0.72%
Fee Waiver and/or Expense Reimbursement(1)	(0.50)%	(0.90)%	(0.31)%	(0.28)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.79%	1.54%	0.54%	0.44%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class Y	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None	None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%	0.35%	0.35%	0.35%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.69%	1.09%	0.50%	0.37%
Total Annual Fund Operating Expenses	1.29%	2.44%	0.85%	0.72%
Fee Waiver and/or Expense Reimbursement(1)	(0.50)%	(0.90)%	(0.31)%	(0.28)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.79%	1.54%	0.54%	0.44%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period				Assuming No Redemption
	Class A	Class C	Class Y	Institutional Class	Class C
1 Year	$577	$257	$55	$45	$157
3 Years	$842	$675	$240	$202	$675
5 Years	$1,127	$1,219	$441	$373	$1,219
10 Years	$1,937	$2,708	$1,020	$868	$2,708

	Assuming Redemption at End of Period				Assuming No Redemption
	Class A	Class C	Class Y	Institutional Class	Class C
1 Year	$577	$257	$55	$45	$157
3 Years	$842	$675	$240	$202	$675
5 Years	$1,127	$1,219	$441	$373	$1,219
10 Years	$1,937	$2,708	$1,020	$868	$2,708

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2021, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.
The Fund’s Principal Investment Strategies
The Fund invests, under normal market conditions, at least 80% of its assets in U.S. equity securities. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. The Fund pursues its objective by seeking to track the total return, before fees and expenses, of the TOBAM Anti-Benchmark® US Core Equity Index (the "Index"). The Index is a proprietary rules–based index created by the Fund's sub–advisor, TOBAM S.A.S. ("TOBAM"), that is designed to create a more diversified equity portfolio of U.S. equity securities relative to traditional market capitalization weighted benchmarks. The Fund intends to fully replicate the Index to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index in the same approximate proportions as the Index.
The equity securities that comprise the Index include common stock and preferred stock. These securities may be listed on an exchange or traded over-the-counter.

The Index is based on TOBAM's proprietary quantitative model, which selects and weights companies to maximize diversification. TOBAM quantitatively selects securities, subject to certain constraints, that maximize the portfolio's patented Diversification Ratio®, a proprietary mathematical metric based on the volatility of each Index constituent and its correlation to the other Index constituents. Such constraints include a minimum and maximum weight for any given stock. TOBAM's Anti-Benchmark® strategy seeks to avoid the concentration risk that exists in traditional market capitalization-weighted indices through its quantitative approach to diversification.

The Index typically is reconstituted (i.e., Index constituents are added or deleted and weights are reset) and rebalanced monthly. The Fund will be reconstituted and rebalanced following the same schedule as the Index. The Fund may engage in frequent and active trading as part of its principal investment strategies.

The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.  Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the Federal Deposit Insurance Corporation or any other federal government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, or as a result of irregular and/or unexpected trading activity among retail investors. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Quantitative Strategy Risk: TOBAM uses proprietary statistical analyses and models to construct the Index, which the Fund seeks to track. A securities portfolio selected using TOBAM’s proprietary models can perform differently than the market as a whole as a result of the correlation factors used in the analysis to construct the models, the weight placed on each factor, and changes in the factors' historical trends. As a result, the Fund may be more or less exposed to a risk factor, such as sector risk, than its individual holdings. Quantitative models are subject to technical issues including programming and data inaccuracies, are based on assumptions, and rely on data that is subject to limitations (e.g., inaccuracies, staleness), any of which could adversely affect their effectiveness or predictive value.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate. In addition, the Fund's service providers are susceptible to operational and information or cyber security risks that could result in losses to the Fund and its shareholders. Cyber security breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund or Fund service provider to suffer data corruption or lose operational functionality. A cyber security breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on the Fund. Such incidents could affect issuers in which the Fund invests, thereby causing the Fund’s investments to lose value.

Passive Investment Risk: As the Fund is intended to track the Index, its portfolio managers do not attempt to take defensive positions under any market conditions, including during declining markets. As a result, the Fund's performance may be adversely affected by a general decline in the market segments relating to its Index.

Tracking Error Risk: As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may result in the realization of substantial capital gains, including net short-term capital gains. As a result, high portfolio turnover may reduce the Fund's returns.

The Fund’s Performance
On October 2, 2020, the Touchstone Anti-Benchmark® US Core Equity Fund, a series of Touchstone Funds Group Trust (the "Predecessor Fund"), was reorganized into the Fund (the "Reorganization"). Effective October 3, 2020, the Fund changed its name, principal investment strategies and sub-advisor to match those of the Predecessor Fund. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Financial and performance information prior to October 3, 2020 included in the Fund’s prospectus is that of the Predecessor Fund.

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year and since inception compare with the Russell 1000® Index. The bar chart does not reflect any sales charges, which would reduce your return. The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Anti-Benchmark® US Core Equity Fund - Class Y Shares Total Return as of December 31

Best Quarter: Second Quarter 2020 20.52%	Worst Quarter: First Quarter 2020 (18.80)%

Average Annual Total ReturnsFor the periods ended December 31, 2021
After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class Y shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class Y shares' after-tax returns. The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of fund shares.

	1 Year	Since Inception (11/19/2018)
Touchstone Anti-Benchmark® US Core Equity Fund - Class Y
Return Before Taxes	9.14%	13.14%
Return After Taxes on Distributions	7.88%	12.17%
Return After Taxes on Distributions and Sale of Fund Shares	5.72%	10.08%
Touchstone Anti-Benchmark® US Core Equity Fund - Class A
Return Before Taxes	3.44%	10.99%
Touchstone Anti-Benchmark® US Core Equity Fund - Class C
Return Before Taxes	7.05%	12.00%
Touchstone Anti-Benchmark® US Core Equity Fund - Institutional Class
Return Before Taxes	9.17%	13.20%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	26.45%	21.72%

TOUCHSTONE STRATEGIC TRUST | Touchstone Dynamic Allocation Fund
TOUCHSTONE DYNAMIC ALLOCATION FUND
The Fund’s Investment Goal
The Touchstone Dynamic Allocation Fund (formerly, Touchstone Dynamic Global Allocation Fund) (the “Fund”) seeks to provide investors with capital appreciation.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in Touchstone funds. More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 37 and 50, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%	0.25%	0.25%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.38%	1.08%	0.62%
Acquired Fund Fees and Expenses (AFFE)	0.58%	0.58%	0.58%
Total Annual Fund Operating Expenses(1)	1.46%	2.91%	1.45%
Fee Waiver and/or Expense Reimbursement(2)	(0.39)%	(1.09)%	(0.63)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)(2)	1.07%	1.82%	0.82%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%	0.25%	0.25%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.38%	1.08%	0.62%
Acquired Fund Fees and Expenses (AFFE)	0.58%	0.58%	0.58%
Total Annual Fund Operating Expenses(1)	1.46%	2.91%	1.45%
Fee Waiver and/or Expense Reimbursement(2)	(0.39)%	(1.09)%	(0.63)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)(2)	1.07%	1.82%	0.82%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
	Class A	Class C	Class Y	Class C
1 Year	$604	$285	$84	$185
3 Years	$902	$798	$397	$798
5 Years	$1,222	$1,437	$732	$1,437
10 Years	$2,127	$3,155	$1,681	$3,155

	Assuming Redemption at End of Period			Assuming No Redemption
	Class A	Class C	Class Y	Class C
1 Year	$604	$285	$84	$185
3 Years	$902	$798	$397	$798
5 Years	$1,222	$1,437	$732	$1,437
10 Years	$2,127	$3,155	$1,681	$3,155

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
The Fund’s Principal Investment Strategies
The Fund is a “fund-of-funds,” which seeks to achieve its investment goal by primarily investing in a diversified portfolio of underlying equity and fixed-income funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities (although a portion of the Fund’s assets may be invested in cash, cash equivalents, or in money market funds). The underlying funds in which the Fund invests will be affiliated Touchstone Funds.

The following table details, under normal circumstances, how the Fund generally expects to allocate its assets among equity and fixed-income funds, as of the date of this prospectus.

Allocations	Approximate Allocation Range	Approximate Strategic Allocation
Equity Fund Allocation	45-75%	60%
Fixed-Income Fund Allocation	25-55%	40%

The Fund may invest up to 45% of its assets in any individual underlying fund. Several of the underlying funds in which the Fund invests may invest without limit in securities of issuers outside of the United States.  As a result, the Fund will have exposure to foreign markets (including emerging markets). The Fund, through its investment in underlying funds, may also be exposed to equity securities of companies of all market capitalizations, including small-, mid-, and large-cap companies. Though not expected to be a substantial part of the overall strategy of the Fund, the Fund, through its investment in underlying funds, will gain exposure to additional strategies and instruments of the underlying funds, including: collateralized loan obligations, derivatives (such as futures contracts, options, and swaps), and real estate investments.

The Fund’s sub-advisor, Wilshire Advisors, LLC (“Wilshire”), seeks to develop an optimal model allocation among underlying funds that seeks to provide capital appreciation through global exposure to a broad array of assets classes and investment strategies. The underlying funds encompass funds with both growth and income objectives.

Wilshire determines which underlying funds to utilize when making allocation decisions, subject to oversight by the Advisor. Wilshire, subject to approval by the Fund’s Advisor, may change the Fund’s target allocation to each asset class, the underlying funds in each asset class (including the addition or removal of funds from the universe of underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

For information on the underlying funds, please see the section entitled “Additional Information Regarding the Underlying Funds” under “Principal Investment Strategies and Risks” in the Fund’s prospectus.

The Fund’s Principal Risks
The Fund’s share price will fluctuate.  You could lose money on your investment in the Fund and the Fund could return less than other investments.  The Fund is subject to direct risks and indirect risks as a result of its investments in underlying funds. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the Federal Deposit Insurance Corporation or any other federal government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Fund-of-Funds Structure Risk: The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds.  The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals.  Because the Fund invests in mutual funds, shareholders indirectly bear a proportionate share of the expenses charged by the underlying funds in which it invests.  The principal risks of an investment in the Fund include the principal risks of investing in the underlying funds.

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades.  In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund’s transactions in shares of the underlying funds.  The Fund’s ability to achieve its investment goal depends, in part, upon Wilshire’s skill in selecting an optimal mix of underlying funds.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate. In addition, the Fund's service providers are susceptible to operational and information or cyber security risks that could result in losses to the Fund and its shareholders. Cyber security breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund or Fund service provider to suffer data corruption or lose operational functionality. A cyber security breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on the Fund. Such incidents could affect issuers in which the Fund invests, thereby causing the Fund’s investments to lose value.

Risks of Underlying Funds: The underlying funds in which the Fund may invest may be subject to the following principal risks.

Equity Securities Risk: An underlying fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry or economic trends and developments, or as a result of irregular and/or unexpected trading activity among retail investors. The prices of securities issued by these companies may decline in response to developments, which could result in a decline in the value of the underlying fund’s shares.

•Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•Mid-Cap Risk:  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

•Real Estate Investment Trust Risk: Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that primarily invest in commercial real estate or real estate-related loans. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values and rental rates and increases in property taxes. Additionally, REITs typically incur fees that are separate from those of an underlying fund.
•Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Fixed-Income Risk: The market value of an underlying fund’s fixed-income investments responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, an underlying fund’s fixed-income investments will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer an underlying fund’s maturity or duration, the more sensitive the value of an underlying fund’s shares will be to changes in interest rates.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an underlying fund’s investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•Depositary Receipts Risk: Foreign receipts, which include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

•Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

•Frontier Markets Risk: Frontier markets have similar risks to emerging markets, except that these risks are often magnified in a frontier market due to its smaller and less developed economy. As a result, frontier markets may experience greater changes in market or economic conditions, financial stability, price volatility, currency fluctuations, and other risks inherent in foreign securities.

Collateralized Loan Obligations Risk:  Typically, collateralized loan obligations (“CLOs”) are privately offered and sold, and thus are not registered under the securities laws. As a result, an underlying fund may in certain circumstances characterize its investments in CLOs as illiquid.  In assessing liquidity, an underlying fund will consider various factors including whether the CLO may be purchased and sold in Rule 144A transactions and whether an active dealer market exists.  CLOs are subject to the typical risks associated with debt instruments (i.e., interest rate risk and credit risk). Additional risks of CLOs include the possibility that distributions from collateral securities will be insufficient to make interest or other payments, the potential for a decline in the quality of the collateral, and the possibility that an underlying fund may invest in a subordinate tranche of a CLO.

Derivatives Risk: The use of derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Risks associated with derivatives may include correlation risk, which is the risk that the derivative does not correlate well with the security, index, or currency to which it relates, and the risk that the derivative may not have the intended effects. The use of derivatives to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

•Forward Foreign Currency Exchange Contract Risk: A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position.

•Futures Contracts Risk: The risks associated with an underlying fund’s futures positions include liquidity and counterparty risks associated with derivative instruments.

•Options Risk: Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The value of options can be highly volatile, and their use can result in loss if the sub-advisor is incorrect in its expectation of price fluctuations. Options, whether exchange traded or over-the-counter, may also be illiquid.
•Swap Agreements Risk: Swap agreements (“swaps”) are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swaps may increase or decrease the overall volatility of the investments of the underlying fund and its share price. The performance of swaps may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. A swap can be a form of leverage, which can magnify the Fund’s gains or losses.

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom an underlying fund executes transactions) to a transaction with a Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Growth-Investing Risk:  Growth-oriented funds may underperform when value investing is in favor, and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce an underlying fund’s returns because an underlying fund may be unable to transact at advantageous times or prices, or at all.

Non-Diversification Risk: An underlying fund may be non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of an underlying fund’s investment performance, as an underlying fund may be more susceptible to risks associated with a single economic, political, or regulatory event.

Pay-In-Kind Bonds Risk: Pay-in-kind bonds, a type of mezzanine financing, are securities that, at the issuer’s option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Interest payments deferred on a pay-in-kind loan are subject to the risk that the borrower may default when the deferred payments are due in cash at the maturity of the loan. Interest rates on pay-in-kind loans are higher to reflect the time value of money on deferred interest payments and the higher credit risk of borrowers who may need to defer interest payments. Pay-in-kind instruments may have unreliable valuations because the accruals require judgments about the ultimate collectability of the deferred payments and the value of the associated collateral. The use of pay-in-kind securities may provide certain benefits to the Fund’s Advisor, including increased management fees.

Portfolio Turnover Risk: An underlying fund may engage in active and frequent trading, which may result in increased transaction costs to the underlying fund. This risk also applies to the Fund, which may engage in active and frequent trading of underlying funds resulting in increased transaction costs to the Fund.

Real Estate Industry Risk:  Since an underlying fund’s investments may be concentrated in the real estate industry, it is subject to the risk that the real estate industry will underperform the broader market, as well as the risk that issuers in the industry will be similarly impacted by market conditions, legislative or regulatory changes, or competition. The real estate industry is particularly sensitive to economic downturns.

Value Investing Risk: Value investing presents the risk that an underlying fund’s security holdings may never reach their full market value because the market fails to recognize what the portfolio managers consider the true business value or because the portfolio managers have misjudged those values. In addition, value investing may fall out of favor and underperform growth or other styles of investing during given certain periods.

The Fund’s Performance
The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years and ten years compare with the MSCI All Country World Index (ACWI), Bloomberg US Universal Index and Bloomberg Global Aggregate Index. The bar chart does not reflect any sales charges, which would reduce your return. The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

On November 23, 2015, the Fund changed its name, principal investment strategies and sub-advisor. Performance presented prior to such date should not be attributed to the Fund's current sub-advisor, Wilshire. The Fund's performance shown below might have differed materially if Wilshire had managed the Fund prior to November 23, 2015. On January 18, 2022, the Fund changed its name, secondary benchmark and principal investment strategies whereby the Fund invests solely in underlying affiliated Touchstone Funds and has reduced exposure to foreign fixed-income securities. The Fund's performance shown below might have differed materially if Wilshire had managed the Fund pursuant to its current strategies prior to January 18, 2022.
Touchstone Dynamic Allocation Fund — Class A Shares Total Return as of December 31

Best Quarter: Second Quarter 2020 14.06%	Worst Quarter: First Quarter 2020 (15.20)%

Average Annual Total Returns For the periods ended December 31, 2021
After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns. The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of fund shares.

	1 Year	5 Years	10 Years
Touchstone Dynamic Allocation Fund—Class A
Return Before Taxes	(0.17)%	6.75%	6.80%
Return After Taxes on Distributions	(1.66)%	5.20%	5.32%
Return After Taxes on Distributions and Sale of Fund Shares	0.65%	4.85%	4.97%
Touchstone Dynamic Allocation Fund—Class C
Return Before Taxes	3.35%	7.23%	6.79%
Touchstone Dynamic Allocation Fund—Class Y
Return Before Taxes	5.39%	8.29%	7.70%
MSCI ACWI (reflects no deduction for fees, expenses or taxes)	18.54%	14.40%	11.85%
Bloomberg US Universal Index(1) (reflects no deduction for fees, expenses or taxes)	(1.10)%	3.84%	3.31%
Bloomberg Global Aggregate Index(1) (reflects no deduction for fees, expenses or taxes)	(4.71)%	3.36%	1.77%

TOUCHSTONE STRATEGIC TRUST | Touchstone Sands Capital International Growth Fund
TOUCHSTONE SANDS CAPITAL INTERNATIONAL GROWTH FUND
The Fund’s Investment Goal
The Touchstone Sands Capital International Growth Fund (the “Fund”) seeks long-term capital appreciation.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 37 and 50, respectively. An investor transacting in Class R6 shares, which do not have any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution, may be required to pay a commission to a broker for effecting such transactions on an agency basis. Such commissions are not reflected in the table or in the "Example" below.
Shareholder Fees (fees paid directly from your investment)

	Class Y	Institutional Class	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	None	None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%	0.80%
Distribution and/or Shareholder Service (12b-1) Fees	None	None	None
Other Expenses	1.77%	0.56%	0.45%
Total Annual Fund Operating Expenses	2.57%	1.36%	1.25%
Fee Waiver or Expense Reimbursement(1)	(1.59)%	(0.48)%	(0.43)%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(1)	0.98%	0.88%	0.82%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Y	Institutional Class	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	None	None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%	0.80%
Distribution and/or Shareholder Service (12b-1) Fees	None	None	None
Other Expenses	1.77%	0.56%	0.45%
Total Annual Fund Operating Expenses	2.57%	1.36%	1.25%
Fee Waiver or Expense Reimbursement(1)	(1.59)%	(0.48)%	(0.43)%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(1)	0.98%	0.88%	0.82%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class Y	Institutional Class	Class R6
1 Year	$100	$90	$84
3 Years	$648	$383	$354
5 Years	$1,222	$699	$645
10 Years	$2,786	$1,593	$1,473

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund commenced operations on March 8, 2021. The portfolio turnover rate that represents the period from commencement of operations (March 8, 2021) through December 31, 2021 was 18% of the average value of the Fund's portfolio.
The Fund’s Principal Investment Strategies
The Fund invests, under normal market conditions, at least 80% of its assets (including borrowings for investment purposes) in equity and equity-related securities issued by companies in foreign countries. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. The Fund invests primarily in a portfolio of equity securities such as common stock, preferred stock, and depositary receipts. The Fund will generally consider qualifying investments to be in companies that are organized under the laws of, or maintain their principal place of business in a foreign country; have securities that are principally traded in such countries; or derive at least 50% of revenues or profits from, or have at least 50% of their productive assets, as determined by the Fund's sub-advisor, Sands Capital Management, LLC ("Sands Capital"), in such countries. The Fund may also invest up to 30% of its assets in issuers in emerging market or frontier market countries. The Fund generally invests in a concentrated portfolio of 25 to 40 issuers, with position sizes weighted by the conviction Sands Capital has in the investment opportunity. Issuers are selected through fundamental research undertaken by Sands Capital.

In selecting securities for the Fund, Sands Capital utilizes proprietary, fundamental, business-focused research to identify companies for investment that it believes have the capacity to generate sustainable, above-average growth over a five-year time horizon. This “bottom-up” approach to investment selection focuses on a company’s long-term business fundamentals, as opposed to sector or regional allocations. Therefore, the Fund may overweight certain geographies or sectors and may underweight other geographies or sectors relative to the stated benchmark. Sands Capital seeks to identify leading growth businesses that meet the following criteria:

•Sustainable above-average earnings growth
•Leadership position in a promising business space
•Significant competitive advantage/unique business franchise
•Clear mission and value-added focus
•Financial strength
•Rational valuation relative to the market and business prospects

As an integral part of the evaluation of a company, Sands Capital considers corporate governance, social, and environmental practices (collectively, "ESG") when it believes such practices may be material to the long-term shareowner value-creation potential of the company. Sands Capital utilizes proprietary ESG-related research to enhance its evaluation of portfolio businesses. The relevance and materiality of ESG practices vary and are highly dependent on the region, country, industry, and company. Sands Capital’s analysis of these practices is integrated into the investment decision‐making process to the extent it believes they may affect a company’s value‐creation potential.

Sands Capital generally intends for the Fund’s investments to be held for an average term of three to five years, although the Fund may hold any investment for any length of time. Sands Capital generally considers selling a security when it no longer meets the investment criteria outlined above, for risk management purposes, or if a more attractive investment opportunity presents itself.

The Fund is non-diversified and may invest a significant percentage of its assets in securities of a single company.

The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the Federal Deposit Insurance Corporation (the "FDIC") or any other federal government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, or as a result of irregular and/or unexpected trading activity among retail investors. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•Depositary Receipts Risk: Foreign receipts, which include American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

•Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

•Frontier Markets Risk: Frontier markets have similar risks to emerging markets, except that these risks are often magnified in a frontier market due to its smaller and less developed economy. As a result, frontier markets may experience greater changes in market or economic conditions, financial stability, price volatility, currency fluctuations, and other risks inherent in foreign securities.

Growth-Investing Risk: Growth-oriented funds may underperform when value investing is in favor, and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate. In addition, the Fund's service providers are susceptible to operational and information or cyber security risks that could result in losses to the Fund and its shareholders. Cyber security breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund or Fund service provider to suffer data corruption or lose operational functionality. A cyber security breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on the Fund. Such incidents could affect issuers in which the Fund invests, thereby causing the Fund’s investments to lose value.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event.

Sector Focus Risk: A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector.

ESG Investing Risk: The Fund's sub-advisor considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when selecting investments for Fund. The Fund’s ESG criteria may cause the Fund to forgo opportunities to buy certain securities, or forgo opportunities to gain exposure to certain industries, sectors, regions and municipalities. In addition, the Fund may be required to sell a security when it might otherwise be disadvantageous for it to do so.

The Fund’s Performance
The Fund’s performance information is only shown when it has had a full calendar year of operations. Since the Fund commenced operations on March 8, 2021, there is no performance information included in this prospectus.